TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

	As of December 31,
	2023	2022
Current
Accounts receivable (1)	408,166	361,883
Unbilled revenue	111,785	70,141
Subtotal	519,951	432,024
Less: Allowance for expected credit losses	(20,668)	(7,214)
TOTAL	499,283	424,810

(1)As of December 31, 2023 and 2022, the Company has 266 and 14 as outstanding balances with related parties (see note 24.1).

Schedule of Age Analysis of Financial Assets that Past Due But Not Impaired
The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2023 and 2022.

December 31, 2023	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.82%	2.08%	4.81%	9.02%	26.60%	84.13%	100.00%	100.00%
Estimated total gross carrying amount at default	104,024	21,442	7,775	4,856	5,090	5,083	8,283	4,644	161,197
Lifetime ECL	853	446	374	438	1,354	4,276	8,283	4,644	20,668

December 31, 2022	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.49%	1.47%	3.31%	8.90%	31.18%	82.05%	100.00%	100.00%
Estimated total gross carrying amount at default	65,306	18,367	9,335	4,326	5,301	1,359	859	2,303	107,156
Lifetime ECL	320	270	309	385	1,653	1,115	859	2,303	7,214

Schedule of Movement in Allowance for Expected Credit Losses
The following table shows the movement in ECL that has been recognized for trade receivables in accordance with the simplified approach:

	As of December 31,
	2023	2022	2021
Balance at beginning of year	(7,214)	(6,177)	(5,755)
Additions related to Travel and Hospitality clients	—	—	(2,228)
Additions, net (note 4.2)	(18,808)	(6,364)	(5,323)
Write-off of receivables	5,354	5,327	7,129
Balance at end of year	(20,668)	(7,214)	(6,177)